CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Target Funds, Inc. (1933 Act File No. 33-11466; 1940 Act File No. 811-5017) ("Registrant") hereby certifies that (a) the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 39 ("Amendment No. 39") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 39 was filed electronically.

W&R TARGET FUNDS, INC.

Dated: May 6, 2005	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Secretary and
Associate General Counsel